Offsets	Dec. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ascend Wellness Holdings, Inc.
Form or Filing Type	S-3
File Number	333-268534
Initial Filing Date	Nov. 22, 2022
Fee Offset Claimed	$ 11,020.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	1a. The Registrant previously paid $11,020 in registration fees with respect to the Registration Statement on Form S-3, as amended (File No. 333-268534), initially filed on November 22, 2022 (the "Prior Registration Statement"). No securities were offered, sold or issued by the Registrant under the Prior Registration Statement. Accordingly, $11,020 of the previously paid fees attributable to $100,000,000 of unsold securities that were previously registered under the Prior Registration Statement may be applied to the filing fees payable pursuant to this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the entire $11,020 of the previous registration fee paid under the Prior Registration Statement against the total registration fee of $13,810 due herewith. As a result, a $2,790 registration fee is payable in connection with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ascend Wellness Holdings, Inc
Form or Filing Type	S-3
File Number	333-268534
Filing Date	Nov. 22, 2022
Fee Paid with Fee Offset Source	$ 11,020.00